Gains or losses on non financial assets and investments, net (Tables)	12 Months Ended
Dec. 31, 2017
Gains or losses on non financial assets and investments, net (Tables) [Abstract]
Gains (losses) on disposal of assets not classified as non-current assets held for sale the breakdown of the balance

The breakdown of the balance of this item is as follows:

Thousand of reais	2017	2016	2015

Gains	1,798	12,584	787,628
Tangible and intangible assets	1,798	12,575	30,478
Investments (1)	-	9	757,150
Losses	(66,100)	(8,768)	(7,013)
Tangible and intangible assets	(13,719)	(7,547)	(502)
Investments	(52,381)	(1,221)	(6,511)
Total	(64,302)	3,816	780,615

(1) In 2015 includes a gain of R$750,550, related to the operation with the sale of Santander Securities Services Brasil DTVM S.A. (note 4.a).

(2) In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.